12 Financial assets and financial liabilities	12 Months Ended
Dec. 31, 2020
Financial Assets And Financial Liabilities
Financial assets and financial liabilities
12	Financial assets and financial liabilities

12.1 Financial assets

Financial assets	2020	2019
At amortized cost
Cash and cash equivalents	1,045,042	943,209
Restricted cash	2,053	16,841
Trade receivables	309,944	135,240
Total	1,357,039	1,095,290
Current	1,347,359	1,083,436
Non-current	9,680	11,854

12.2 Financial liabilities

Financial liabilities	2020	2019
At amortized cost
Trade payables	35,743	17,628
Loans and financing	617,485	60,357
Lease liabilities	447,703	284,515
Accounts payable to selling shareholders	518,240	300,237
Notes payable	76,181	-
Advances from customers	63,839	36,860
Total	1,759,191	699,597
Current	467,643	262,671
Non-current	1,291,548	436,926
Derivatives not designated as hedging instruments
Cross-currency interest rate swaps	-	757
Total	-	757
Current	-	757
Non-current	-	-

Debt instruments at amortized cost include trade receivables and receivables from related parties. Financial assets at amortized cost also include cash and cash equivalents and restricted cash.

Derivatives not designated as hedging instruments reflect the positive change in fair value of cross-currency interest rate swaps that are not designated in hedge relationships, but are intended to mitigate the foreign currency risk for the loan denominated in Euros.

12.2.1 Loans and financing

Financial institution	Currency	Interest rate	Maturity	2020	2019

Itaú Unibanco S.A. (e)	Euro	1.01% p.y.	2020	-	52,959
Itaú Unibanco S.A.	Brazilian real	1.22% a 1.26% p.m.	2020	-	648
FINEP (d)	Brazilian real	TJLP p.y.	2027	10,864	6,750
BNDES (c)	Brazilian real	10.03% p.y.	2024	471	-
Banco Votorantim (b)	Brazilian real	CDI + 1.65% p.y.	2021	101,785	-
Itaú Unibanco S.A. (a)	Brazilian real	CDI + 1.62% p.y.	2023	504,365	-
				617,485	60,357
Current				107,162	53,607
Non-current				510,323	6,750

(a)	On October 1, 2020, Afya Brazil entered into a loan with Banco Itaú Unibanco S.A. in the amount of R$ 500,000 adjusted by the CDI rate plus an interest rate of 1.62% per year and is repayable in three installments in October 2022, April 2023 and October 2023.

(b)	On July 3, 2020, Afya Brazil entered into a loan agreement with Banco Votorantim S.A. in the amount of R$ 100,000 adjusted by the CDI rate plus an interest rate of 1.65% per year and is repayable at maturity on July 5, 2021.

(c)	On May 5, 2020, as a result of the acquisition of UniSL, the Company assumed loans agreements BNDES which has an interest rate of 10.03% per year and maturity in 2024.

(d)	On July 23, 2019, Medcel entered into a loan of R$ 16,153 with Financiadora de Estudos e Projetos (“FINEP”), a governmental agency focused on financing investments on R&D, which has an interest rate based on TJLP (Long term interest rate), 2019 and maturity in 2027. The first and second tranches of R$6,734 and R$4,130, respectively, were drawdown in October 2019 and December 2020, respectively, in order to develop the Medical web series and other digital content. There is no financial covenant related to this agreement. The loan is guaranteed by bank warranty in the amount of R$ 10,864.

(e)	On November 16, 2018, Afya Brazil entered into a euro-denominated loan agreement with Itaú Unibanco S.A. in the amount of R$ 74,980 (equivalent to €17,500). The loan accrues interest at 1.01% per annum and is repayable in three equal installments on November 18, 2019, May 18, 2020 and November 12, 2020. The loan agreement contains a financial covenant requiring Afya Brazil to maintain a Net Debt to EBITDA ratio less or equal to: 2.2x at end of 2018 and 2019 and 1.8x at the end of 2020. The loan was guaranteed by financial investments, classified as restricted cash, in the amount of R$14,788 as of December 31, 2019. This loan was repaid on November 12, 2020.

On November 21, 2018, Afya Brazil entered into cross-currency interest rate swaps in order to mitigate the foreign exchange exposure related to a loan denominated in Euros. The swap agreements are comprised of derivative assets to swap the foreign exchange exposure (Euros to Brazilian real) and derivative liabilities for the interest rate swap (1.01% p.y. to 128% of CDI). The swap agreements have three maturities on November 18, 2019, May 18, 2020 and November 12, 2020.

		Fair value
Cross-currency interest rate swap agreements	Principal amount (notional)	2020	2019

Asset position: Euros + 1.01% p.y.	49,165	-	53,045
Liability position: 128% of CDI	(49,165)	-	(53,802)
Net position – assets (liabilities)		-	(757)
Current assets (liabilities)		-	(757)
Noncurrent assets (liabilities)		-	-

12.2.2 Leases

The Company adopted IFRS 16 using the modified retrospective method of adoption with the date of initial application of January 1, 2019. The Company has lease contracts for properties. The maturity of the lease contracts generally have lease terms between 5 and 30 years. There are no sublease and variable payments in-substance lease agreements in the period.

Set out below are the carrying amounts of right-of-use assets and lease liabilities and the movements during the period:

	Right-of-use assets	Lease liabilities
As at January 1, 2019	212,360	212,360
Additions	19,100	19,100
Business combinations	61,145	61,365
Depreciation expense	(18,330)	-
Interest expense	-	31,469
Payments of lease liabilities	-	(39,779)
As at December 31, 2019	274,275	284,515
Additions	64,743	64,743
Remeasurement	34,161	34,161
Business combinations	76,855	76,855
Depreciation expense	(29,386)	-
Interest expense	-	44,458
Payments of lease liabilities	-	(55,455)
Disposals	(1,574)	(1,574)
As at December 31, 2020	419,074	447,703

As at December 31, 2019
Current	-	22,693
Non-current	274,275	261,822
As at December 31, 2020
Current	-	61,976
Non-current	419,074	385,727

The Company recognized lease expense from short-term leases and low-value assets of R$ 2,555 for the year ended December 31, 2020 (R$ 4,494 for the year ended December 31, 2019).

12.2.3 Accounts payable to selling shareholders

	2020	2019
-
Acquisition of IESP (a)	38,771	75,450
Acquisition of FADEP (b)	-	18,745
Acquisition of FASA (c)	70,356	105,306
Acquisition of IPEMED (d)	38,622	45,646
Acquisition of IPEC (e)	28,307	55,090
Acquisition of UniRedentor (f)	97,773	-
Acquisition of UniSL (g)	53,386	-
Acquisition of FCMPB (h)	189,420	-
Acquisition of FESAR (i)	1,569	-
Acquisition of MedPhone (j)	36	-
	518,240	300,237
Current	188,420	131,883
Non-current	329,820	168,354

	2020	2019	2018

Opening balance	300,237	177,730	-
Cash flows	(134,518)	(92,688)	-
Acquisition of IPEC	-	54,000	-
Interest	13,884	17,977	1,687
Business combinations	343,140	144,538	176,043
Compensation of legal proceedings disbursement	(4,503)	(1,320)	-
Closing balance	518,240	300,237	177,730

(a)	On November 27, 2018, Afya Brazil acquired 80% of IESP and the amounts of (i) R$8,906 was paid in February 2019, and (ii) R$106,200 is payable in three equal installments of R$35,400, each adjusted by the CDI rate through the payment date. The first and second installments were paid in November 2019 and 2020, respectively, and the remaining installment is due by the end of the third year from the transaction closing date.

(b)	On December 5, 2018, Afya Brazil acquired 100% of FADEP and the amount of R$52,846 is payable in three equal installments of R$17,615, each adjusted by the SELIC rate through the payment date and due semiannually from the transaction closing date. The first installment was paid in June 2019, the second installment was paid in December 2019, and the last installment was paid in June 2020.

(c)	On April 3, 2019, Afya Brazil acquired 90% of FASA and R$ 39,695 was paid in April 2020, R$ 29,770 is payable in April 2021, and R$ 29,770 is payable in April 2022; each adjusted by the IPCA rate + 4.1% per year.

(d)	On May 9, 2019, Afya Brazil acquired 100% of IPEMED and R$ 45,303 is payable in five equal installments of R$ 9,061, adjusted by the CDI rate, and due annually in February 2020, 2021, 2022, 2023 and 2024.

(e)	On August 13, 2019, Afya Brazil acquired 100% of IPEC and R$54,000 was paid in cash on the transaction closing date, and (ii) R$54,000 is payable in two equal installments, adjusted by the CDI rate, and due annually at the end of the first and the second year from the transaction closing date.

(f)	On January 31, 2020, Afya Brazil acquired 100% of UniRedentor and R$ 114,607 was paid in cash on the transaction closing date, and the original amount of R$100,000 is payable in five equal installments from January 2021 through July 2024, adjusted by the CDI rate. The purchase consideration was adjusted by R$4,503 and such amount will be deducted from the first installment due in January 2021.

(g)	On May 5, 2020, Afya Brazil acquired 100% of UniSL. The purchase consideration is R$201,521, of which: R$ 141,065 was paid in cash on the transaction closing date, and R$ 60,456 is payable in three equal installments through May 2023, adjusted by the CDI rate. The purchase consideration was adjusted by R$7,816 and such amount will be deducted from the first installment due in May 2021.

(h)	On November 9, 2020, Afya Brazil acquired 100% of FCMPB. The net purchase price of R$379,913 was adjusted to R$378,807, of which: R$ 189,913 was paid in cash on the transaction closing date, and R$ 188,894 is payable in four installments through November 2024, adjusted by the CDI rate.

(i)	On November 3, 2020, Afya Brazil acquired 100% of the share capital of FESAR. The aggregate purchase price was R$260,836, including the CDI rate adjustment from the singing and the real state of the operation, estimated at R$ 17,397, of which 100% was paid in cash on the closing of the operation. The purchase consideration was adjusted by R$1,569 and was paid on February 25, 2021.

(j)	On November 4, 2020, Afya Brazil acquired 100% of the share capital of MedPhone. The net purchase price was R$6,373 of which 100% was paid in cash on the closing of the operation. The purchase consideration was adjusted by R$36 and was paid on February 2, 2021.

12.2.4 Notes payable

With the acquisition of UniSL, Afya Brazil assumed notes payable regarding the previous acquisition of a portion of the operations of Universidade Luterana do Brasil (ULBRA) by UniSL in auction by the end of 2018. Two of the UniSL campuses, located in the cities of Ji-Paraná and Porto Velho in the State of Rondônia, were acquired in such transaction. As at December 31, 2020, notes payable of R$ 76,181, has a final maturity in 2023 and is adjusted by 100% of IPCA-E.

Set out below are the carrying amount of notes payable and the movements during the period:

Notes payable

As at January 1, 2020	-
Business combination	80,526
Payments	(5,974)
Monetary indexation	1,629
As at December 31, 2020	76,181
Current liabilities	10,503
Non-current liabilities	65,678

12.3 Fair values

The table below is a comparison of the carrying amounts and fair values of the Company’s financial instruments, other than those carrying amounts that are reasonable approximation of fair values:

	2020		2019
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Restricted cash	2,053	2,053	16,841	16,841
Trade receivables (non-current)	7,627	7,627	9,801	9,801
Total	9,680	9,680	26,642	26,642

Financial liabilities
Loans and financing	617,485	637,723	60,357	60,443
Lease liabilities	447,703	447,703	284,515	284,515
Accounts payable to selling shareholders	518,240	518,240	300,237	300,237
Notes payable	76,181	76,181	-	-
Derivatives	-	-	757	757
Total	1,659,609	1,679,847	645,866	645,952

The Company assessed that the fair values of cash and cash equivalents, restricted cash, trade receivables, other assets, trade payables, advances from customers and other liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments.

Derivatives not designated as hedging instruments are recorded at fair value.

The fair value of interest-bearing borrowings and loans are determined by using the DCF method using discount rate that reflects the issuer’s borrowing rate as at the end of the reporting period. The own non-performance risk at December 31, 2020 was assessed to be insignificant.

12.4.Financial instruments risk management objectives and policies

The Company’s principal financial liabilities, other than derivatives, comprise loans and financing, accounts payable to selling shareholders, trade payables and advances from customers. The main purpose of these financial liabilities is to finance the Company’s operations. The Company’s principal financial assets include trade receivables, cash and cash equivalents and financial investments classified as restricted cash that derive directly from its operations. The Company has also entered into derivative transactions to protect its exposure to foreign currency risk.

The Company is exposed to market risk, credit risk and liquidity risk. The Company monitors market, credit and operational risks in line with the objectives in capital management and counts with the support, monitoring and oversight of the Board of Directors in decisions related to capital management and its alignment with the objectives and risks. The Company’s policy is that no trading of derivatives for speculative purposes may be undertaken. The Board of Directors reviews and agrees policies for managing each of these risks, which are summarized below.

12.4.1 Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. The Company’s exposure to market risk is related to interest rate risk and foreign currency risk.

The sensitivity analysis in the following sections relate to the position as at December 31, 2020.

(i)	Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s exposure to the risk of changes in market interest rates relates primarily to the Company’s cash equivalents and financial investments classified as restricted cash with floating interest rates and accounts payable to selling shareholders.

Sensitivity analysis

The following table demonstrates the sensitivity to a reasonably possible change in the current interest rates on cash equivalents, restricted cash, loans and financing and derivatives and accounts payable to selling shareholders. With all variables held constant, the Company’s income before income taxes is affected through the impact on floating interest rate, as follows:

				Increase / decrease in basis points
	Balance as of 12/31/2020	Index – % per year	Base rate	+75	-75	+150	-150

Cash equivalents	916,790	90.95% CDI	15,843	6,876	(6,876)	13,752	(13,752)
Restricted cash	2,053	76.10% CDI	30	15	(15)	31	(31)
Loans and financing	(10,864)	TJLP p.y.	(494)	(81)	81	(163)	163
Loans and financing	(101,785)	1.65%+100%CDI	(3,613)	(763)	763	(1,527)	1,527
Loans and financing	(504,365)	1.62%+CDI	(17,754)	(3,783)	3,783	(7,565)	7,565
Accounts payable to selling shareholders	(447,848)	CDI	(8,510)	(3,359)	3,359	(6,718)	6,718
Accounts payable to selling shareholders	(70,356)	IPCA+4.1%	(2,894)	(528)	528	(1,055)	1,055
Notes payable	(76,181)	IPCA	(1,028)	(571)	571	(1,143)	1,143

(ii)	Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The Company’s exposure to the risk of changes in foreign exchange rates relates to cash and cash equivalents denominated in U.S. dollars in the amount of R$70,523 as of December 31, 2020 (December 31, 2019: R$2,529).

Foreign currency sensitivity

The following table demonstrates the sensitivity in the Company’s income before income taxes of a 10% change in the U.S. dollar exchange rate (R$5.1961 to U.S. dollar 1.00) as of December 31, 2020 and 2019, with all other variables held constant.

	Exposure	+10%	-10%
As of December 31, 2020
Cash and cash equivalents	70,523	7,052	(7,052)

12.4.2 Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Company is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including cash and cash equivalents and restricted cash.

Customer credit risk is managed by the Company based on the established policy, procedures and control relating to customer credit risk management. Outstanding customer receivables are regularly monitored. See Note 7 for additional information on the Company’s trade receivables.

Credit risk from balances with banks and financial institutions is management by the Company’s treasury department in accordance with the Company’s policy. Investments of surplus funds are made only with approved counterparties and within limits assigned to each counterparty.

The Company’s maximum exposure to credit risk for the components of the statement of financial position at December 31, 2020 and 2019 is the carrying amounts of its financial assets.

12.4.3 Liquidity risk

The Company’s Management has responsibility for monitor liquidity risk. In order to achieve the Company’s objective, Management regularly reviews the risk and maintains appropriate reserves, including bank credit facilities with first tier financial institutions. Management also continuously monitors projected and actual cash flows and the combination of the maturity profiles of the financial assets and liabilities.

The main requirements for financial resources used by the Company arise from the need to make payments for suppliers, operating expenses, labor and social obligations, loans and financing and accounts payable to selling shareholders.

The tables below summarize the maturity profile of the Company’s financial liabilities based on contractual undiscounted amounts:

As of December 31, 2020	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
Trade payables	35,743	-	-	-	35,743
Loans and financing	125,137	566,157	4,010	3,094	698,398
Lease liabilities	63,092	131,225	124,114	705,115	1,023,546
Accounts payable to selling shareholders	191,145	262,340	81,153	-	534,638
Notes payable	11,083	83,803	-	-	94,886
Advances from customers	63,839	-	-	-	63,839
	490,039	1,043,525	209,277	708,209	2,451,050

As of December 31, 2019	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
Trade payables	17,628	-	-	-	17,628
Loans and financing	54,507	3,537	2,517	1,926	62,487
Lease liabilities	44,139	81,326	76,013	502,831	704,309
Accounts payable to selling shareholders	137,608	182,535	12,072	-	332,215
Advances from customers	36,860	-	-	-	36,860
Derivatives	757	-	-	-	757
	291,499	267,398	90,602	504,757	1,154,256

12.5 Changes In liabilities arising from financing activities

	January 1, 2020	Payments	Addition / Remeasurement	Interest	Foreign exchange movement	Business combination	Other	December 31, 2020
Loans and financing	60,357	(155,090)	605,041	10,031	21,279	75,815	52	617,485
Lease liabilities	284,515	(55,455)	98,904	44,458	-	76,855	(1,574)	447,703
Dividends payable	-	(12,984)	12,984	-	-	-	-	-
Total	344,872	(223,529)	716,929	54,489	21,279	152,670	(1,522)	1,065,188

	January 1, 2019	Payments	Addition / Remeasurement	Interest	Foreign exchange movement	Business combination	Other	December 31, 2019
Loans and financing	77,829	(75,093)	7,383	6,025	1,126	43,087	-	60,357
Lease liabilities	212,360	(39,779)	19,100	31,469	-	61,365	-	284,515
Dividends payable	4,107	(51,812)	51,812	-	-	-	(4,107)	-
Total	294,296	(166,684)	78,295	37,494	1,126	104,452	(4,107)	344,872

	January 1, 2018	Payments	Addition / Remeasurement	Interest	Foreign exchange movement	Business combination	Other	December 31, 2018
Loans and financing	3,823	(6,492)	74,980	2,821	2,697	-	-	77,829
Related parties	106	(106)	-	-	-	-	-	-
Dividends payable	14,888	(5,845)	-	-	-	-	(4,936)	4,107
Total	18,817	(12,443)	74,980	2,821	2,697	-	(4,936)	81,936